Lease commitments	12 Months Ended
Mar. 31, 2014
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2013	2014
Machinery and equipment	¥6,950	¥7,336
Other leased assets	65	109
Less—Accumulated amortization	(1,345)	(2,511)

	¥5,670	¥4,934

Amortization expenses under capital leases for the years ended March 31, 2012, 2013 and 2014 were ¥835 million, ¥524 million and ¥1,305 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥1,810
2016	2,019
2017	658
2018	563
2019	114
2020 and thereafter	9

Total minimum lease payments	5,173
Less—Amount representing interest	(312)

Present value of net minimum lease payments	4,861
Less—Current obligations	(1,667)

Long-term capital lease obligations	¥3,194

Rental expenses under operating leases for the years ended March 31, 2012, 2013 and 2014 were ¥1,526 million, ¥2,719 million and ¥2,586 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥2,319
2016	1,757
2017	1,197
2018	996
2019	965
2020 and thereafter	1,941

Total minimum future rentals	¥9,175

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2012, 2013 and 2014 were ¥373 million, ¥412 million and ¥175 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2014 are as follows:

Yen in millions
Year ending March 31:
2015	¥31
2016	25
2017	25
2018	26
2019	26
2020 and thereafter	91

Total minimum future rentals	¥224